Investment Strategy	Aug. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the disclosure under the heading “Index Overview” in the Principal Investment Strategies section of the Fund’s Statutory Prospectus and Summary Prospectus is revised as described below.
Strategy Narrative [Text Block]

Initial Universe and Eligible Business Activities.

The two paragraphs beginning “The initial universe consists” and “To be eligible for inclusion,” together with the list of eligible business activities that follows, are deleted and replaced with the following:

The initial universe consists of publicly listed equity securities issued by companies focused on advanced capacitors and passive electronic components that provide power conditioning, voltage regulation, signal filtering, noise suppression, and energy storage functions within AI infrastructure. Eligible companies derive significant business exposure from the development, manufacture, or supply of products utilized within AI servers, AI accelerators, AI networking equipment, hyperscale data centers, and related AI infrastructure applications.

Eligible business activities include, but are not limited to:

●	Multilayer ceramic capacitors (MLCCs);

●	Conductive polymer capacitors; and

●	Server-grade aluminum electrolytic and polymer hybrid capacitors.

The “Thematic Exposure Requirement” bullet is deleted and replaced with the following:

●	Thematic Exposure Requirement: Each constituent must derive at least 50% of its total revenue from at least one of the eligible business activities described above or demonstrate material involvement in one or more of those activities. A company’s material involvement is assessed based on its strategic importance to the theme ecosystem, material impact on the supply chain, disclosed investments, research and development activity, strategic partnerships, government contracts, or patent filings.

The “Security Considerations” bullet is deleted and replaced with the following:

●	Security Considerations: Only ordinary shares and American Depositary Receipts (“ADRs”) are eligible. If more than one share class of a company independently satisfies the eligibility requirements, only the share class with the highest three-month average daily traded value is included in the Index.

The “Free-Float Percentage Requirement” bullet is deleted and replaced with the following:

●	Free-Float Percentage Requirement: Securities with a free-float percentage below 10% are excluded.

Constituent Selection and Weighting.

The paragraph beginning “Companies that pass the foregoing screens” is deleted and replaced with the following:

All securities that satisfy the foregoing eligibility requirements are included in the Index. On each determination date, the Index constituents are weighted based on their free-float market capitalization, subject to a 20% maximum weight for each issuer. The number of Index constituents may vary over time.

Index Review Schedule and Extraordinary Adjustments.

The paragraph beginning “The Index is reconstituted and rebalanced quarterly” is deleted and replaced with the following:

The Index is reconstituted and rebalanced quarterly in January, April, July, and October after the close of business on the second Friday of the applicable month. The determination date for each regular Index review occurs after the close of business 10 business days before the scheduled effective date.

The Index Provider monitors the Index universe on an ongoing basis. Between regularly scheduled reconstitutions, the Index Provider may add to the Index (i) a newly public company with significant exposure to the Index’s investment theme or (ii) a company that has shifted its principal business activities toward the Index’s investment theme and demonstrates thematic exposure exceeding the Index’s minimum eligibility requirements. Following an extraordinary addition, the weights of the existing Index constituents are reduced proportionately to accommodate the new constituent.